Convertible Redeemable Preferred Shares - Additional Information (Details)																1 Months Ended		6 Months Ended
	Apr. 05, 2019 CNY (¥)	Apr. 05, 2019 USD ($)	Sep. 11, 2018 CNY (¥) shares	Sep. 11, 2018 USD ($) shares	Sep. 10, 2018 CNY (¥)	Sep. 04, 2018 CNY (¥)	Sep. 04, 2018 USD ($) $ / shares shares	Aug. 27, 2018 USD ($) $ / shares shares	Apr. 27, 2018 USD ($) $ / shares shares	Mar. 21, 2018 USD ($) shares	Mar. 08, 2018 USD ($) $ / shares shares	Mar. 04, 2018 USD ($) $ / shares shares	Feb. 12, 2018 USD ($) $ / shares shares	Nov. 14, 2017 USD ($) $ / shares shares	Sep. 29, 2017 USD ($) $ / shares shares	Sep. 30, 2018 CNY (¥)	Sep. 30, 2018 USD ($)	Jun. 30, 2019 CNY (¥)		Jun. 30, 2019 USD ($)		Jun. 30, 2018 CNY (¥)	Jun. 30, 2018 USD ($)	Mar. 31, 2018 $ / shares	Nov. 30, 2017 $ / shares
Class Of Stock [Line Items]
Fair value per share																								$ 23.62	$ 7.28
Conversion Ratio																		1		1
Dividend | $																				$ 0
Gross proceeds from public offering	¥ 212,100,000	$ 31,000,000																¥ 212,813,023	[1]	$ 30,999,712	[1]	¥ (4,281,169)
Issuance costs incurred																							$ 34,400,000
Incentive Carrying value | ¥																		¥ 17,100,000
Initial Public Offering
Class Of Stock [Line Items]
Gross proceeds from public offering																¥ 590,900,000	$ 85,900,000
Minimum
Class Of Stock [Line Items]
Percentage of preferred shares issued and outstanding																		51.00%		51.00%
Minimum | Public Offering takes Place Within 5 Years of Series B1 Closing
Class Of Stock [Line Items]
Money valuation of public offering | $																				$ 5,000,000,000
Gross proceeds from public offering | $																				500,000,000
Minimum | Public Offering takes Place Within Year 2018
Class Of Stock [Line Items]
Money valuation of public offering | $																				3,000,000,000
Gross proceeds from public offering | $																				$ 300,000,000
Maximum
Class Of Stock [Line Items]
Period to complete qualified public offering																		5 years		5 years
Series A Shares
Class Of Stock [Line Items]
Preferred stock, shares issued | shares															4,945,055
Preferred stock, per share purchase price															$ 6.5520
Preferred stock, cash | $															$ 32,400,000
Series A1 Shares
Class Of Stock [Line Items]
Preferred stock, shares issued | shares														1,373,626
Preferred stock, per share purchase price														$ 7.2800
Preferred stock, cash | $														$ 10,000,000
Redeemable convertible preferred shares period after closing																		6 years		6 years
Series B1 Convertible Redeemable Preferred Shares
Class Of Stock [Line Items]
Preferred stock, shares issued | shares												5,420,144
Preferred stock, per share purchase price												$ 19.3722
Preferred stock, cash												$ 105,000,000										651,736,522
Fair value per share												$ 22.46
Redeemable convertible preferred shares period after closing																		5 years		5 years
Shares issued price per share												$ 19.37
Percentage of discount compared with fair value												18.00%
Series B1 Convertible Redeemable Preferred Shares | Initial Public Offering
Class Of Stock [Line Items]
Offering period																		5 years		5 years
Series B2 Convertible Redeemable Preferred Shares
Class Of Stock [Line Items]
Preferred stock, shares issued | shares											3,895,728
Preferred stock, per share purchase price											$ 23.6156
Preferred stock, cash											$ 92,000,000											569,316,830
Fair value per share											$ 23.62
Series B2 Convertible Redeemable Preferred Shares | Loan and Guarantee Agreement
Class Of Stock [Line Items]
Money lent by investor to variable interest entity | $													$ 5,000,000
Warrant issued to investor for right to purchase shares | shares										211,724			211,724
Exercise price of warrants issued													$ 23.62
Warrant exercised and subscribed | shares										211,724
Loan settled and converted to investor | $										$ 5,000,000
Series B3 Convertible Redeemable Preferred Shares
Class Of Stock [Line Items]
Preferred stock, shares issued | shares									1,751,539
Preferred stock, per share purchase price									$ 25.9772
Preferred stock, cash									$ 45,500,000													¥ 284,561,245
Series C1 Convertible Redeemable Preferred Shares
Class Of Stock [Line Items]
Preferred stock, shares issued | shares							1,450,520
Preferred stock, per share purchase price							$ 34.47
Total consideration | $							$ 50,000,000
Preferred shares, dividend rate percentage																		12.00%		12.00%
Preferred stock, liquidation preference percentage																		(120.00%)		(120.00%)
Series C1 Convertible Redeemable Preferred Shares | Series C1 Investor A
Class Of Stock [Line Items]
Preferred stock, shares issued | shares			290,104	290,104
Fair value per share							$ 36.78
Cash consideration price per share							$ 34.47
Upfront incentive payment						¥ 22,800,000	$ 3,350,000
Upfront iIncentive payment charged to expense period						1 year	1 year
Gain on difference between excess of fair value over carrying value of preferred share			¥ 18,300,000	$ 2,680,000
Series C1 Convertible Redeemable Preferred Shares | Series C1 Investor B
Class Of Stock [Line Items]
Preferred stock, shares issued | shares							145,052
Preferred stock, per share purchase price							$ 37.2280
Total consideration | $							$ 5,400,000
Series A Shares and Series A1 Shares
Class Of Stock [Line Items]
Preferred shares, dividend rate percentage			12.00%	12.00%	8.00%													12.00%		12.00%
Preferred stock, liquidation preference percentage																		(120.00%)		(120.00%)
Deemed dividend preferred shares | ¥					¥ 1,916,871
Series A Shares and Series A1 Shares | Minimum
Class Of Stock [Line Items]
Preferred stock, liquidation preference percentage																		100.00%		100.00%
Series A Shares and Series A1 Shares | Maximum
Class Of Stock [Line Items]
Preferred stock, liquidation preference percentage																		120.00%		120.00%
Series B1 Shares, Series B2 Shares and Series B3 Shares
Class Of Stock [Line Items]
Preferred shares, dividend rate percentage																		12.00%		12.00%
Preferred stock, liquidation preference percentage																		(120.00%)		(120.00%)
Series C2 Shares | Share Subscription Agreement
Class Of Stock [Line Items]
Preferred stock, shares issued | shares								1,480,123
Preferred stock, cash | $								$ 20,408,171
Total consideration | $								$ 55,102,061
Cash consideration price per share								$ 13.79

[1]	For the six months ended June 30, 2018, the cash outflow amount represented cash paid for initial public offering costs prior to the completion of the Company’s IPO.